RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY TRANSACTIONS

7. RELATED-PARTY TRANSACTIONS

The Plan owned 2,837,132 and 2,917,475 shares of common stock of The Toronto-Dominion Bank, valued at $267,257,794 and $155,326,392 at December 31, 2025 and 2024, respectively, from which the Plan received dividends of $8,633,099 and $9,076,320 for years ended December 31, 2025 and 2024, respectively. Certain Plan investments were managed and held in trust by T. Rowe Price during the years ended December 31, 2025 and 2024. Consequently, T. Rowe Price is a party-in-interest.